Equity - Issued Capital (Details)				12 Months Ended
	Aug. 24, 2022 AUD ($) $ / shares $ / shares shares	Jul. 15, 2021 $ / shares shares	Jul. 15, 2021 $ / shares shares	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($)	Aug. 31, 2022 AUD ($) shares	Aug. 31, 2022 USD ($) $ / shares shares	Aug. 24, 2022 USD ($) $ / shares shares	Apr. 13, 2022 shares	Dec. 31, 2020 shares
Equity - Issued Capital (Details) [Line Items]
Shares amount		64,000,000	64,000,000							7,503,678	12,650,000
Exercise price | (per share)	$ 5	$ 0.09	$ 0.07
Options Exercise price | (per share)	$ 7.36								$ 5
Derivative financial liability	$ 5,598,835			$ 1,044,955		$ 707,957			$ 3,865,996
Pre funded warrants				450,000	450,000
Exercised amount				$ 3,259,925	$ 2,250,000
Fair value amount							$ 825,609	$ 569,832
Company issued							161,017	161,017
Underwriter exercise price | $ / shares								$ 5.16
Financial liability	$ 281,436								$ 194,332
Low Valuation Inputs				52,565	39,272
Fair value gain				$ 3,768,466	$ 2,560,099
Nasdaq listing & IPO [Member]
Equity - Issued Capital (Details) [Line Items]
Shares amount	3,220,338								3,220,338
Nasdaq dual listing & IPO [Member]
Equity - Issued Capital (Details) [Line Items]
Shares amount	3,220,338								3,220,338